THE JAPAN FUND, INC.

     Supplement to the Statement of Additional Information dated May 1, 1997

The following text replaces the table under "Remuneration" on page 50.

The following Compensation Table, provides in tabular form, the following data:

Column (1) All Directors who receive compensation from the Fund.
Column (2) Aggregate compensation received by a Director from all series of the Fund.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Fund.
Column (5) Total compensation received by a Director from the Fund plus compensation received from all funds managed by Scudder for which a Director serves. The total number of funds from which a Director receives such compensation is also provided in column (5).

                                     Compensation Table
                            for the year ended December 31, 1996
====================================================================================================================
            (1)                           (2)                      (3)               (4)                 (5)
                                                               Pension or                        Total Compensation
                                                               Retirement         Estimated        From The Japan
      Name of Person,         Aggregate Compensation Paid   Benefits Accrued   Annual Benefits     Fund, Inc. and
         Position             from The Japan Fund, Inc.*     As Part of Fund        Upon           Fund Complex to
                                                                Expenses         Retirement          Director**
====================================================================================================================
William Givens                          $16,250                  $4,183             $6,000         $20,433 (1 Fund)

William H. Gleysteen, Jr.               $16,250                  $4,888             $3,000       $135,224 (13 Funds)

Nobuo Ishizaka                          $16,250                  $2,535              N/A           $18,785 (1 Fund)

John F. Loughran                        $14,500                  $4,313             $6,000         $18,813 (1 Fund)

Yoshihiko Miyauchi                      $5,456                   $2,149+            $6,000         $5,456 (1 Fund)

William V. Rapp                         $16,250                  $2,301             $6,000         $18,551 (1 Fund)

Henry Rosovsky                          $24,000                  $2,568             $6,000         $26,568 (1 Fund)

Hiroshi Yamanaka                        $6,000                   $7,725             $6,000         $13,725 (1 Fund)

Tristan E. Beplat,                      $2,000                    $200               N/A           $2,200 (1 Fund)
Honorary Director

Allan Comrie,                           $5,196                   $4,969             $5,196         $10,165 (1 Fund)
Honorary Director

Jonathan Mason,                         $6,000                   $6,911             $6,000         $12,911 (1 Fund)
Honorary Director

James W. Morley,                        $7,000                   $6,176             $6,000         $13,176 (1 Fund)
Honorary Director

Robert G. Stone, Jr.,                   $11,000                  $6,189             $6,000        $18,461 (2 Funds)
Honorary Director

*    Includes Pension or Retirement Benefits
**   Includes Accrued Pension or Retirement Benefits
+ Mr. Miyauchi became a Director of the Fund effective July 19, 1996. Accordingly, this figure represents projected accrued benefits for the calendar year 1997 and is not reflected in column 5.

September 16, 1997